Income Taxes - Schedule of Total Benefit from Provision Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Total Benefit from Provision Income Taxes [Abstract]
Current expense		$ 820,571
Deferred expense	(356,333)	(362,225)
Change in valuation allowance	356,333	362,225
Total provision for income taxes		$ 820,571